Offerings - Offering: 1	Jul. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	395,000
Proposed Maximum Offering Price per Unit	78.13
Maximum Aggregate Offering Price	$ 30,861,350.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,261.95
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of the common stock of Proto Labs, Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table under the Amended and Restated Proto Labs, Inc. 2022 Long-Term Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's common stock. The Amount Registered represents an additional 395,000 shares of the Registrant's common stock, par value $0.001 per share, that are authorized for issuance under the Plan. The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act using the average of the high and low sale prices of the common stock on July 27, 2026, as reported on The New York Stock Exchange, which is within five business days prior to filing this Registration Statement on Form S-8.